Risk Management and Report (Details) - Schedule of book value of loans with renegotiated terms - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans to Customers at amortized cost
Total renegotiated financial assets	$ 890,985	$ 935,826
Domestic banks [Member]
Risk Management and Report (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Loans and advances to banks
Foreign banks [Member]
Risk Management and Report (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Loans and advances to banks
Subtotal [Member]
Risk Management and Report (Details) - Schedule of book value of loans with renegotiated terms [Line Items]
Loans and advances to banks
Loans to Customers at amortized cost
Loans to Customers at amortized cost	890,985	935,826
Commercial loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	381,171	331,127
Residential mortgage loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	251,380	243,684
Consumer loans [Member]
Loans to Customers at amortized cost
Loans to Customers at amortized cost	$ 258,434	$ 361,015